Concentrations and risks (Tables)	6 Months Ended
Jun. 30, 2025
Concentrations and risks
Schedule of concentration risks by total revenue and total accounts receivable

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Amount of the Group’s revenue
Customer A	3,167,689	1,538,585	214,778
Customer B	2,738,821	1,419,387	198,139
Customer C	1,818,703	1,646,439	229,834

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Amount of the Group’s revenue
Customer A	4,113,500	4,484,400	625,998
Customer B	5,201,700	2,206,250	307,981
Customer C	—	1,871,652	261,273